Significant accounting estimates and judgments (Details Narrative) R$ in Thousands	12 Months Ended
	Jun. 30, 2018 BRL (R$)	Jun. 30, 2017 BRL (R$)
Disclosure of detailed information about biological assets [line items]
1% Increase (decrease) of expected productivity	R$ 34,053	R$ 13,435
Sugarcane And Grains [Member] | Bottom of range [Member]
Disclosure of detailed information about biological assets [line items]
1% Increase (decrease) of expected productivity	1,117
Sugarcane And Grains [Member] | Top of range [Member]
Disclosure of detailed information about biological assets [line items]
1% Increase (decrease) of expected productivity	R$ 1,623
Soybean [Member] | West Region - Bahia [Member]
Disclosure of detailed information about biological assets [line items]
Variable price of markets	58.91
Soybean [Member] | Balsas Region - Maranhao [Member]
Disclosure of detailed information about biological assets [line items]
Variable price of markets	59.78
Soybean [Member] | Alto Taquari Region - Mato Grosso [Member]
Disclosure of detailed information about biological assets [line items]
Variable price of markets	57.18
Soybean [Member] | Mineiros Region - Goias [Member]
Disclosure of detailed information about biological assets [line items]
Variable price of markets	57.18